N-2	Feb. 27, 2024
Cover [Abstract]
Entity Central Index Key	0000923139
Amendment Flag	false
Securities Act File Number	001-33013
Document Type	8-K
Entity Registrant Name	FLUSHING FINANCIAL CORPORATION
Entity Address, Address Line One	220 RXR Plaza
Entity Address, City or Town	Uniondale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11556
City Area Code	718
Local Phone Number	961-5400
Entity Emerging Growth Company	false